INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES	6 Months Ended
Jun. 30, 2012
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES [Abstract]
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES
2.	INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES

Most of the Company's double-hull Very Large Crude Carriers ("VLCCs"), Suezmaxes and oil/bulk/ore carriers ("OBOs") are chartered to Frontline Shipping Limited ("Frontline Shipping") and Frontline Shipping II Limited ("Frontline Shipping II") on long-term, fixed rate time charters which extend for various periods depending on the age of the vessels, ranging from approximately three to 15 years. Frontline Shipping and Frontline Shipping II are subsidiaries of Frontline Ltd. ("Frontline"), a related party, and the terms of the charters do not provide them with an option to terminate the charter before the end of its term.

Two of the Company's offshore supply vessels are chartered on long-term bareboat charters to DESS Cyprus Limited, a wholly owned subsidiary of Deep Sea Supply Plc. ("Deep Sea"), a related party. The terms of the charters provide the charterer with various call options to acquire the vessels at certain dates throughout the charters, which expire in 2020.

As of June 30, 2012, 30 of the Company's assets were accounted for as direct financing leases, all of which are leased to related parties. In addition, two of the Company's Suezmax tankers leased to non-related parties, Glorycrown and Everbright, were accounted for as sales-type leases.

The following lists the components of the investments in direct financing and sales-type leases as at June 30, 2012, of which Glorycrown and Everbright accounted for $96.4 million:

(in thousands of $)	June 30, 2012	December 31, 2011

Total minimum lease payments to be received	2,084,010	2,181,586
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(596,273)	(629,397)
Net minimum lease payments receivable	1,487,737	1,552,189
Estimated residual values of leased property (un-guaranteed)	352,328	352,328
Less: unearned income	(470,000)	(503,921)
	1,370,065	1,400,596
Less: deferred deemed equity contribution	(159,195)	(164,471)
Less: unamortized gains	(15,603)	(16,065)
Total investment in direct financing and sales-type leases	1,195,267	1,220,060

Current portion	59,531	60,160
Long-term portion	1,135,736	1,159,900
	1,195,267	1,220,060